Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000152359 [Member] | Tourmaline Bio Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152359 [Member] | Agriculture And Natural Solutions Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152359 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152359 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152359 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152359 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152359 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152359 [Member] | Verona Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152359 [Member] | Veritex Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152359 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152359 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000152359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000152359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152359 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000152359 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152359 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000152359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152359 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Tourmaline Bio Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248222 [Member] | Agriculture And Natural Solutions Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248222 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248222 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248222 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248222 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248222 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248222 [Member] | Verona Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248222 [Member] | Veritex Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248222 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000248222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248222 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000248222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000248222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248222 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000248222 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248222 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000248222 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000248222 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Tourmaline Bio Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152358 [Member] | Agriculture And Natural Solutions Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152358 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152358 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152358 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152358 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152358 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152358 [Member] | Verona Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152358 [Member] | Veritex Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152358 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152358 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000152358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000152358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152358 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000152358 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152358 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000152358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152358 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174208 [Member] | Verona Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174208 [Member] | Veritex Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174208 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174208 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 12 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000174208 [Member] | S And P 500 Index Options Exercise Price 7 000 00 Expiration Date 12 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174208 [Member] | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174208 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174208 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000174208 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000174208 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174208 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174208 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000174208 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174208 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174208 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000239642 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239642 [Member] | Verona Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239642 [Member] | Veritex Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239642 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239642 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 12 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000239642 [Member] | S And P 500 Index Options Exercise Price 7 000 00 Expiration Date 12 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000239642 [Member] | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000239642 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000239642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000239642 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000239642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000239642 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000239642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000239642 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239642 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239642 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000174209 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174209 [Member] | Verona Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174209 [Member] | Veritex Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174209 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174209 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 12 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000174209 [Member] | S And P 500 Index Options Exercise Price 7 000 00 Expiration Date 12 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174209 [Member] | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174209 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000174209 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000174209 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174209 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174209 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000174209 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174209 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174209 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%